Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2023
Related Party Transactions
Related party transactions include the below:

(dollars in thousands)
Related Party Receivables	Consolidated Balance Sheet Line Item	As of March 31, 2023 (Successor)	As of December 31, 2022 (Predecessor)
Due from Certain TMWH Members, TIG GP Members and TIG MGMT Members	Other assets	$2,720	$1,161
Due from Equity Method Investees	Other assets	$3,874	$—
Due from Equity Method Investees	Fees receivable, net	$19	$—
Related Party Payables
Due to Certain Non-Controlling Interest Holders in Connection with the Tax Receivable Agreements	TRA liability	$(13,300)	$—
Due to Certain TWMH Members, TIG GP	Earn-out liability, at fair value
Members, TIG MGMT Members and Alvarium shareholders in connection with the Earn-out		$(120,967)	$—
Due to Equity Method Investees	Accounts payable and accrued expenses	$(177)	$—
Due to Equity Method Investees	Other liabilities	$(726)	$—